Annual Total Returns - BlackRock Total Return Fund (Investor A1) [BarChart] - Investor A1 - BlackRock Total Return Fund - Investor A1 Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	4.39%
Annual Return 2012	9.92%
Annual Return 2013	(0.30%)
Annual Return 2014	7.95%
Annual Return 2015	0.20%
Annual Return 2016	3.38%
Annual Return 2017	4.10%
Annual Return 2018	(1.03%)
Annual Return 2019	9.66%
Annual Return 2020	8.76%